Document And Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Olin Corporation
Entity Central Index Key	0000074303
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false